Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 112,224	$ 58,585	$ 210,081	$ 135,704
Time charter and voyage expenses	(3,450)	(4,196)	(9,532)	(8,963)
Direct vessel expenses	(3,465)	(2,323)	(6,605)	(4,678)
Vessel operating expenses (management fees entirely through related party transactions)	(29,836)	(26,481)	(59,673)	(54,387)
General and administrative expenses	(6,293)	(6,808)	(10,247)	(11,945)
Depreciation and amortization	(16,643)	(17,320)	(33,249)	(35,041)
Gain on sale of vessels	0	2,594	0	3,245
Interest income	4	2,296	7	4,456
Interest expense and finance cost	(21,680)	(23,696)	(43,523)	(46,625)
Impairment of receivable in affiliated company / Equity in net earnings of affiliated companies	0	889	(13,900)	1,734
Other income	156	0	0	1,333
Other expense	0	(90)	(1,473)	(522)
Net income/ (loss)	31,017	(16,550)	31,886	(15,689)
Dividend declared on restricted shares	(47)	(65)	(94)	(131)
Undistributed loss attributable to Series C participating preferred shares	0	0	0	(13)
Net income/ (loss) attributable to common stockholders, basic	30,970	(16,615)	31,792	(15,833)
Undistributed loss attributable to Series C participating preferred shares	0	0	0	13
Net income/ (loss) attributable to common stockholders, diluted	$ 30,970	$ (16,615)	$ 31,792	$ (15,820)
Net income/ (loss) per share, basic	$ 1.95	$ (1.23)	$ 2.01	$ (1.18)
Weighted average number of shares, basic	15,888,354	13,510,361	15,803,166	13,414,547
Net income/ (loss) per share, diluted	$ 1.93	$ (1.23)	$ 1.99	$ (1.18)
Weighted average number of shares, diluted	16,043,704	13,510,361	15,958,897	13,414,547